UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2003


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     44

Form 13F Information Table Value Total:     $32,854





List of Other Included Managers:



No.   13F File Number        Name


                                                             MARKET
                                                             VALUE    TOTAL  SHPUT/CALL INVSTMT  OTHER
NAME OF ISSUER                     TITLE OF CLASS  CUSIP NO  x 1000   SHARES            DSCRETN  MANAGERS


AOL TIME WARNER INC                   COM                  00184A105      746  49380SH         DEFINED            0
ABBOTT LABORATORIES                   COM                  002824100      941  22120SH         DEFINED            0
ALCOA INC                             COM                  013817101      732  27990SH         DEFINED            0
ALLTEL CORP                           COM                  020039103      475  10250SH         DEFINED            0
AMERICAN INTL GROUP INC               COM                  026874107    1,154  19994SH         DEFINED            0
ANHEUSER BUSCH COS INC                COM                  035229103    1,499  30385SH         DEFINED            0
AON CORP                              COM                  037389103      484  23220SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A         COM                  03748R101      276   7000SH         DEFINED            0
BP PLC ADRS                           COM                  055622104      875  20794SH         DEFINED            0
BANK OF AMERICA CORP                  COM                  060505104      980  12558SH         DEFINED            0
BANK ONE CORP (NEW)                   COM                  06423A103      568  14695SH         DEFINED            0
BAXTER INTERNATIONAL INC              COM                  071813109      646  22220SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO               COM                  110122108      803  31300SH         DEFINED            0
BUCKEYE PARTNERS LP                   UNIT LTD PARTNERS    118230101      320   8000SH         DEFINED            0
CITIGROUP INC                         COM                  172967101    1,234  27115SH         DEFINED            0
COMCAST CORP CL A SPL                 COM                  20030N200      446  15040SH         DEFINED            0
EL PASO CORP                          COM                  28336L109      160  21910SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)        COM                  285661104      263  13030SH         DEFINED            0
EMERSON ELECTRIC COMPANY              COM                  291011104      969  18400SH         DEFINED            0
EXXON MOBIL CORP (NEW)                COM                  30231G102      947  25882SH         DEFINED            0
FORD MOTOR CO (NEW)                   COM PAR $0.01        345370860      551  51200SH         DEFINED            0
GENERAL ELECTRIC COMPANY              COM                  369604103    1,031  34590SH         DEFINED            0
GILLETTE COMPANY                      COM                  375766102    1,179  36857SH         DEFINED            0
HEWLETT-PACKARD COMPANY               COM                  428236103      551  28479SH         DEFINED            0
HONEYWELL INTERNATIONAL INC           COM                  438516106      694  26330SH         DEFINED            0
INTEL CORPORATION                     COM                  458140100      282  10259SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE        COM                  459200101    1,319  14938SH         DEFINED            0
INTERNATIONAL PAPER                   COM                  460146103      916  23475SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC          COM                  460690100      500  35385SH         DEFINED            0
J.P. MORGAN CHASE & CO                COM                  46625H100      982  28617SH         DEFINED            0
KIMBERLY CLARK                        COM                  494368103      906  17654SH         DEFINED            0
LAFARGE S.A. - SPONSORED ADR          COM                  505861401      714  43700SH         DEFINED            0
MCDONALDS CORP                        COM                  580135101    1,022  43399SH         DEFINED            0
MELLON FINANCIAL CORP                 COM                  58551A108      211   7000SH         DEFINED            0
MERRILL LYNCH & CO INC                COM                  590188108      558  10420SH         DEFINED            0
SBC COMMUNICATIONS INC                COM                  78387G103      384  17270SH         DEFINED            0
SPDR TRUST UNIT SER 1                 COM                  78462F103    1,089  10900SH         DEFINED            0
SAFEWAY INC                           COM                  786514208      485  21150SH         DEFINED            0
SCHERING PLOUGH CORP                  COM                  806605101      377  24750SH         DEFINED            0
TARGET CORP                           COM                  87612E106    1,379  36645SH         DEFINED            0
TOTAL SA-SPON ADR                     COM                  89151E109      948  12500SH         DEFINED            0
VERIZON COMMUNICATIONS                COM                  92343V104      456  14049SH         DEFINED            0
WELLS FARGO & CO (NEW)                COM                  949746101    1,005  19520SH         DEFINED            0
WYETH CORP                            COM                  983024100      795  17245SH         DEFINED            0


